DEBT (Tables)	12 Months Ended
Dec. 31, 2015
DEBT
Schedule of debt

	Weighted Average
December 31,	Interest Rate	Maturity	2015	2014
(millions of Canadian dollars)
Liquids Pipelines1
Debentures			-	200
Medium-term notes2,3	4.0%	2016-2040	1,439	4,557
Commercial paper and credit facility draws			-	163
Other4			7	9
Gas Distribution
Debentures	9.9%	2024	85	85
Medium-term notes	4.6%	2016-2050	3,603	3,033
Commercial paper and credit facility draws			599	939
Gas Pipelines, Processing and Energy Services1
Promissory note5			-	103
Sponsored Investments1
Debentures	8.2%	2024	200	-
Junior subordinated notes6	8.1%	2067	554	464
Medium-term notes7	4.3%	2016-2045	6,466	2,405
Senior notes8	6.1%	2016-2045	7,958	4,815
Commercial paper and credit facility draws9			4,012	2,614
Other4			4	-
Corporate
United States dollar term notes10	3.3%	2016-2044	4,221	3,886
Medium-term notes	4.3%	2016-2064	5,698	6,048
Commercial paper and credit facility draws11			7,332	6,182
Other12			(49)	(35)
Total debt			42,129	35,468
Current maturities			(1,990)	(1,004)
Short-term borrowings13			(599)	(1,041)
Long-term debt			39,540	33,423
1

Effective September 1, 2015, Enbridge transferred its Canadian Liquids Pipelines business and certain Canadian renewable energy assets to the Fund Group within the Sponsored Investments segment as described under the Canadian Restructuring Plan (Note 1). Liquids Pipelines Debt of $3,693 million and Gas Pipelines, Processing and Energy Services Debt of $103 million as at December 31, 2014 has not been reclassified into the Sponsored Investments segment for presentation purposes.

2	2015 - US$1,040 million (2014 - $3,323 million and US$1,064 million).
3

On August 18, 2014, long-term private debt was issued for $352 million and US$1,061 million related to Southern Lights project financing. The proceeds were utilized to repay the construction credit facilities on a dollar-for-dollar basis.

4	Primarily capital lease obligations.
5	A non-interest bearing demand promissory note that was paid on January 9, 2015.
6	2015 - US$400 million (2014 - US$400 million).
7	Included in medium-term notes is $100 million with a maturity date of 2112.
8	2015 - US$5,750 million (2014 - US$4,150 million).
9	2015 - $1,346 million and US$1,926 million (2014 - $140 million and US$2,132 million).
10	2015 - US$3,050 million (2014 - US$3,350 million).
11	2015 - $4,168 million and US$2,287 million (2014 - $3,217 million and US$2,555 million).
12	Primarily debt discount.
13	Weighted average interest rate - 0.8% (2014 - 1.4%).

Schedule of interest expense

INTEREST EXPENSE

Year ended December 31,	2015	2014	2013
(millions of Canadian dollars)
Debentures and term notes	1,805	1,425	1,123
Commercial paper and credit facility draws	172	71	34
Southern Lights project financing	-	49	40
Capitalized	(353)	(416)	(250)
	1,624	1,129	947

Schedule of committed credit facilities

		2015			2014
December 31,	Maturity	Total Facilities	Draws1	Available	Total Facilities
(millions of Canadian dollars)
Liquids Pipelines2	2017	28	-	28	300
Gas Distribution	2017-2019	1,010	603	407	1,008
Sponsored Investments2	2017-2020	9,224	4,089	5,135	4,531
Corporate	2017-2020	11,458	7,357	4,101	12,772
Total committed credit facilities3		21,720	12,049	9,671	18,611
1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.
2

Effective September 1, 2015, Enbridge transferred its Canadian Liquids Pipelines business and certain Canadian renewable energy assets to the Fund Group within the Sponsored Investments segment as described under the Canadian Restructuring Plan (Note 1).  Liquids Pipelines total facilities of $300 million as at December 31, 2014 have not been reclassified into the Sponsored Investments segment for presentation purposes.

3

On August 18, 2014, long-term private debt was issued for $352 million and US$1,061 million related to Southern Lights project financing. The proceeds were utilized to repay the construction credit facilities on a dollar-for-dollar basis.